UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.Name and address of issuer:
Sanford C. Bernstein Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105

2.The name of each series of class
of securities for which this Form is filed
(If the Form is being filed for all
seriesand classes of the issuer,
check the box but do not list series
or classes):X

Fund name:
3.Investment Company Act File Number:
811-05555
Securities Act File Number :
033-21844

4(a).Last Day of Fiscal Year for which
this Form is filed:
September 30, 2013

4(b).Check box if this
Form is being filed late
(i.e., more than 90 calendar
days after the end of the issuer's
fiscal year).

4(c).Check box if this
is the last time the issuer
will be filing this Form.

5.Calculation of registration fee:
(i)Aggregate sale price of
securities sold during the fiscal
year pursuant to section 24 (f):
$5,768,653,850
(ii)Aggregate sale price of securities
redeemed or repurchased during
the fiscal year:$6,575,043,454
(iii)	Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no
earlier than October 11, 1995
that were not previously
used to reduce registration fees
payable	to the Commission:$593,688,770
(iv)Total available redemption
credits [add Items 5(ii) and 5(iii)]:
$7,168,732,224
(v)Net Sales:$-
(vi)	Redemption credits available
for use in future years:
$(1,400,078,374)"
(vii)	Multiplier for determining
registration fee:x0.0001364
(viii)	Registration Fee Due:
=$0.00

6.Prepaid Shares
If the response to Item 5(i)
was determined by deducting an
amount of securities that were
registered under the
Securities Act of 1933
pursuant to rule 24e-2
as in effect before
October 11, 1997,
then report the amount of
securities (number of shares
or other units)
deducted here: -
or other units that were
registered pursuant to
rule 24e-2 remaining unsold
at the end of the fiscal year
for which this form is filed
that are available for use by
the issuer in future fiscal years,
then state that number here:-

7.Interest due -- if this Form
is being filed more than 90 days
after the end of the issuer's
fiscal year:+	 $-

8.Total amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]:$-

9.Date the registration fee
and any interest payment was
sent to the Commission's
lockbox depository:N/A
Method of Delivery:
Wire Transfer
Mail or other means
SIGNATURES
This report has been signed
below by the following persons
on behalf of the issuer and in
the capacities and on the
date indicated.
By (Signature and Title):
Phyllis J. Clarke, Controller
Date:December 20, 2013
Please print or type the name
and title of the signing officer
below the signature.